Preferred Shares (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Preferred Shares [Abstract]
Schedule of preferred shares issued and outstanding
Preferred Shares	Number of Shares	Shareholders
Series C1 Preferred	26,757,258	Ashmore Global Special Situations Fund 4 Limited Partnership and Ashmore Global Special Situations Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series C2 Preferred	20,249,450	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series D1 Preferred	22,311,516	Evergreen Ever Limited (“EEL”)
Total	69,318,224

Preferred Shares Category	Number of Shares as of January 1, 2018	Shareholders
Series A1 Preferred	31,357,306	Ashmore Global Special Situations Fund 4 and Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series B1 Preferred	15,649,083	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series EEL Preferred	22,311,516	Evergreen Ever Limited (“EEL”)
Total	69,318,224

Schedule of balance of Series Preferred and redeemable noncontrolling interests
(In thousands)	Series C1 Preferred	Series C2 Preferred	Series D1 Preferred	Redeemable noncontrolling interests
Balance as of January 1, 2020	$76,684	$73,100	$127,935	$80,561
Accretion	2,923	6,650	13,986	7,681
Ending balance as of September 30, 2020	$79,607	$79,750	$141,921	$88,242

Balance as of January 1, 2021	$80,581	$81,966	$146,583	$90,820
Accretion from January 1 to July 23	2,257	5,132	10,708	5,841
Conversion as of Merger	(82,838)	(87,098)	(157,291)	(96,661)
Ending balance as of September 30, 2021	$—	$—	$—	$—

	Series A1/C1 Preferred	Series B1/C2 Preferred	Series EEL/D1 Preferred	Redeemable noncontrolling interests
Balance as of January 1, 2018	$66,839	$57,490	$140,000	$—
Reclassification from noncontrolling interests	—	—	—	81,438
Accretion before the fair value change	—	—	—	2,505
Fair value change of redeemable noncontrolling interests due to extinguishment	—	—	—	(5,828)
Accretion after the fair value change	10,025	8,391	13,223	1,500
Ending balance as of December 31, 2018	$76,864	$65,881	$153,223	$79,615
Accretion before the extinguishment	961	804	15,439	796
Conversion from Series A1 to C2 Preferred	(11,417)	11,417	—	—
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment	7,135	(12,146)	(56,127)	(8,299)
Accretion after the extinguishment	3,141	7,144	15,400	8,449
Ending balance as of December 31, 2019	$76,684	$73,100	$127,935	$80,561
Accretion	3,897	8,866	18,648	10,259
Ending balance as of December 31, 2020	$80,581	$81,966	$146,583	$90,820